                                                                                                                   February 7, 2007

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Municipal Trust
            Evergreen Municipal Bond Fund
            Registration Statement on Form N-14
            File Number:  333-140485
            Pre-effective Amendment No. 1

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14AE/A of Evergreen Municipal Trust (the "Trust").  This filing relates to the acquisition of the assets of Evergreen Florida Municipal Bond Fund, a series of the Trust, by and in exchange for shares of Evergreen Municipal Bond Fund, another series of the Trust.

This amendment is filed in order to properly reference the fact that the filing is made pursuant to Rule 488 on the cover page.

This Registration Statement has been filed on Form N-14AE/A for automatic effectiveness on March 9, 2007.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3676.

Very truly yours,

/s/ Catherine F. Kennedy

Catherine F. Kennedy, Esq.

Enclosures

cc: Tim Diggins, Esq.